Organization and Business Operations - Additional Information (Details)			1 Months Ended	12 Months Ended
	Jan. 19, 2021 USD ($) $ / shares shares	Jan. 14, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($)	Dec. 31, 2022 USD ($) Subsidiary $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 23, 2022 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)
Organization And Basis Of Operations [Line Items]
Transaction costs		$ 13,800,000
Underwriting discount		4,800,000
Deferred underwriting discounts and commissions		8,400,000
Other offering costs		$ 600,000
Gross proceeds from issuance of initial public offering				$ 276,000,000
Number of private placement warrants sold | shares	720,000	6,550,000
Sale price per private placement warrant | $ / shares	$ 1	$ 1
Proceeds from private placement	$ 720,000	$ 6,550,000			$ 7,270,000
Period of underwriters option to purchase units	45 days
Deferred underwriting fees	$ 720,000
Net proceeds placed in Trust Account	$ 276,000,000
Anticipated stock redemption price per share | $ / shares				$ 10
Minimum net intangible assets required for business combination				$ 5,000,001
Restriction on redeeming shares in case of stockholder approval of business combination				15.00%
Business combination incomplete, percentage of stock redemption				100.00%
Business combination, completion date of acquisition				Jul. 14, 2023
Common stock, shares redeemed | shares				25,132,578		25,132,578
Common stock, redemption value						$ 253,600,000
Common stock, shares redemption par value | $ / shares				$ 10.24	$ 10	$ 10.09
Price per Public Share reduction to amount held in Trust Account | $ / shares				$ 10
Operating bank account balance				$ 1,000,000
Working capital				5,200,000
Federal income tax and prepaid franchise tax payable				700,000
Maximum
Organization And Basis Of Operations [Line Items]
Underwriters option to purchase additional units | shares	3,600,000
Guarantor obligation expenses, liquidation proceeds amount				100,000
IPO
Organization And Basis Of Operations [Line Items]
Transaction costs				15,800,000
Underwriting discount				5,500,000
Deferred underwriting discounts and commissions				9,700,000
Other offering costs				$ 700,000
Sale of Units, net of underwriting discount and offering expenses, shares | shares		24,000,000
Shares issued price per share | $ / shares		$ 10		$ 10
Gross proceeds from issuance of initial public offering		$ 240,000,000
Over-allotment Option
Organization And Basis Of Operations [Line Items]
Sale of Units, net of underwriting discount and offering expenses, shares | shares	3,600,000
Aggregate gross proceeds from exercise of underwriters over allotment option	$ 36,000,000
Net proceeds placed in Trust Account	$ 276,000,000
Initial Public Offering, Over Allotment and Private Placement
Organization And Basis Of Operations [Line Items]
Shares issued price per share | $ / shares	$ 10
ADEX Merger Sub, LLC
Organization And Basis Of Operations [Line Items]
Number of subsidiary | Subsidiary				1
Sponsor | Promissory Note
Organization And Basis Of Operations [Line Items]
Promissory note - related party				$ 0	$ 0		$ 150,000
Sponsor | Founder Shares
Organization And Basis Of Operations [Line Items]
Related party offering costs			$ 25,000